NOTES RECEIVABLE.	6 Months Ended
Jun. 30, 2012
NOTES RECEIVABLE.
NOTES RECEIVABLE.

4.          NOTES RECEIVABLE.

In connection with the binding letter of intent dated April 10, 2012 between the Company and Digitally Distributed Acquisition Corp. (DDAC), the Company agreed to advance $450,000 to DDAC. DDAC executed promissory notes to the Company, which are payable on demand and carry an annual simple interest rate of 10%. Related accrued interest on these notes totaled $6,535 as of June 30, 2012. Upon closing of the voluntary share exchange transaction contemplated under the LOI, the unpaid principal and any accrued and unpaid interest shall be immediately due and payable.